REVENUE - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Liability
Revenue recognized	¥ 686	¥ 655